Equity Capital Structure (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 24, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 16, 2025	Apr. 14, 2025	Apr. 07, 2025	Sep. 24, 2024
Equity Capital Structure [Abstract]
Capital stock, authorized (in shares)			3,900,000,000	3,900,000,000			3,900,000,000	1,000
Capital stock, par value (in dollars per share)			$ 0.001	$ 0.001			$ 0.001	$ 0.001
Preferred shares, authorized (in shares)							100,000,000
Preferred shares, par value (in dollars per share)							$ 0.001
Maximum number of shares to purchase under tender offer (in shares)	66,667
Purchase price per share under tender offer (in dollars per share)	$ 3
Common shares subject to tender offer, before reverse stock split (in shares)	1,000,000
Aggregate cost of shares repurchased under tender offer	$ 3.0
Authorized repurchase amount					$ 1.0
Treasury shares repurchased (in shares)				2,058
Repurchases of common stock classified as treasury shares				$ 0.1
Treasury stock outstanding (in shares)			0	2,058
Common shares, shares issued (in shares)			582,524	187,049		31,823
Common shares, shares outstanding (in shares)			582,524	184,991		31,823
Pre-funded Warrants [Member]
Equity Capital Structure [Abstract]
Warrants exercised (in shares)		68,445
ATM Offering Agreement [Member]
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common shares			$ 17.1
Shares issued (in shares)			400,000